AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 98.4%
Communication Services - 11.3%
NetEase, Inc. (China)	86,000	$1,873,109
Tencent Holdings, Ltd. (China)	122,600	5,634,837

Total Communication Services		7,507,946
Consumer Discretionary - 40.9%
Alibaba Group Holding, Ltd. (China)*	517,500	6,613,332
Chow Tai Fook Jewellery Group, Ltd. (Hong Kong)	1,200,000	2,095,089
H World Group Ltd., ADR (China)*	69,600	3,343,584
JD.com, Inc., Class A (China)	66,533	1,377,472
Meituan, Class B (China)*,1	174,380	3,328,935
MGM China Holdings, Ltd. (Macau)*	2,000,000	2,667,533
PDD Holdings, Inc., ADR (China)*	14,400	1,293,408
Sands China, Ltd. (Macau)*	850,000	3,274,635
Yum China Holdings, Inc. (China)	52,000	3,202,176

Total Consumer Discretionary		27,196,164
Consumer Staples - 17.9%
Kweichow Moutai Co., Ltd., Class A (China)	23,400	6,176,563
Luzhou Laojiao Co., Ltd., Class A (China)	64,135	2,168,159
Proya Cosmetics Co., Ltd., Class A (China)	70,000	1,106,847
Wuliangye Yibin Co., Ltd., Class A (China)	96,800	2,458,927

Total Consumer Staples		11,910,496
Financials - 13.7%
AIA Group, Ltd. (Hong Kong)	253,900	2,540,204
China Pacific Insurance Group Co., Ltd., Class H (China)	450,000	1,213,165
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	126,500	5,333,496

Total Financials		9,086,865
	Shares	Value
Health Care - 6.0%
Hygeia Healthcare Holdings Co., Ltd. (China)[1]	200,000	$1,300,208
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	65,100	2,701,730

Total Health Care		4,001,938
Industrials - 6.8%
Centre Testing International Group Co., Ltd., Class A (China)	240,700	677,471
NARI Technology Co., Ltd., Class A (China)	699,172	2,381,281
Techtronic Industries Co., Ltd. (Hong Kong)	127,700	1,450,743

Total Industrials		4,509,495
Utilities - 1.8%
ENN Energy Holdings, Ltd. (China)	99,400	1,208,187

Total Common Stocks (Cost $68,162,810)		65,421,091
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%[2]	402,962	402,962
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.23%[2]	604,444	604,444

Total Short-Term Investments (Cost $1,007,406)		1,007,406
Total Investments - 99.9% (Cost $69,170,216)		66,428,497
Other Assets, less Liabilities - 0.1%		52,849
Net Assets - 100.0%		$66,481,346

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $4,629,143 or 7.0% of net assets.
[2]	Yield shown represents the July 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$4,636,992	$22,559,172	—	$27,196,164
Consumer Staples	—	11,910,496	—	11,910,496
Financials	—	9,086,865	—	9,086,865
Communication Services	—	7,507,946	—	7,507,946
Industrials	—	4,509,495	—	4,509,495
Health Care	—	4,001,938	—	4,001,938
Utilities	—	1,208,187	—	1,208,187
Short-Term Investments
Other Investment Companies	1,007,406	—	—	1,007,406
Total Investments in Securities	$5,644,398	$60,784,099	—	$66,428,497

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2023, was as follows:
Country	% of Long-Term Investments
China	73.5
Hong Kong	17.4
Macau	9.1
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.